Schedule of Investments(a)
July 31, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–94.45%
Aerospace & Defense–2.65%
Northrop Grumman Corp.	13,411	$4,634,439
Agricultural & Farm Machinery–3.15%
Deere & Co.	33,247	5,507,366
Airlines–5.04%
Ryanair Holdings PLC, ADR (Ireland)(b)	80,141	4,979,160
Spirit Airlines, Inc.(b)	89,936	3,815,985
		8,795,145
Apparel Retail–3.23%
Ross Stores, Inc.	53,165	5,637,085
Application Software–6.75%
CDK Global, Inc.	114,240	5,925,629
Open Text Corp. (Canada)	137,446	5,859,323
		11,784,952
Asset Management & Custody Banks–4.05%
Affiliated Managers Group, Inc.	82,428	7,071,498
Automotive Retail–5.96%
AutoZone, Inc.(b)	4,212	4,730,245
CarMax, Inc.(b)	64,737	5,681,319
		10,411,564
Construction & Engineering–2.08%
Orion Group Holdings, Inc.(b)	894,847	3,642,027
Construction Machinery & Heavy Trucks–6.18%
REV Group, Inc.	485,762	7,077,552
Wabtec Corp.	47,812	3,714,036
		10,791,588
Consumer Finance–4.26%
Encore Capital Group, Inc.(b)	206,565	7,432,209
Data Processing & Outsourced Services–2.27%
Alliance Data Systems Corp.	25,317	3,972,744
Diversified Banks–2.43%
Bank of America Corp.	138,174	4,239,178
Environmental & Facilities Services–3.32%
Stericycle, Inc.(b)	126,163	5,798,451
Health Care Distributors–2.70%
McKesson Corp.	33,897	4,709,988
Health Care Equipment–2.10%
Zimmer Biomet Holdings, Inc.	27,211	3,677,022
Shares		Value
Industrial Conglomerates–4.05%
DCC PLC (United Kingdom)	84,170	$7,071,013
IT Consulting & Other Services–3.96%
Cognizant Technology Solutions Corp., Class A	106,076	6,909,791
Life & Health Insurance–2.83%
Unum Group	154,607	4,939,694
Managed Health Care–4.74%
UnitedHealth Group, Inc.	33,255	8,280,828
Oil & Gas Exploration & Production–2.79%
Devon Energy Corp.	180,497	4,873,419
Real Estate Operating Companies–6.71%
Brookfield Property Partners L.P.	606,521	11,717,986
Research & Consulting Services–1.82%
Nielsen Holdings PLC	137,174	3,176,950
Specialty Chemicals–3.57%
Axalta Coating Systems Ltd.(b)	210,569	6,239,159
Systems Software–2.73%
Check Point Software Technologies Ltd. (Israel)(b)	42,534	4,761,681
Trading Companies & Distributors–5.08%
Grafton Group PLC (United Kingdom)(c)	286,599	2,518,654
Titan Machinery, Inc.(b)	306,557	6,357,992
		8,876,646
Total Common Stocks & Other Equity Interests (Cost $132,221,075)		164,952,423
Money Market Funds–5.63%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(d)	3,441,971	3,441,971
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(d)	2,457,490	2,458,473
Invesco Treasury Portfolio, Institutional Class, 2.15%(d)	3,933,681	3,933,681
Total Money Market Funds (Cost $9,833,717)		9,834,125
TOTAL INVESTMENTS IN SECURITIES–100.08% (Cost $142,054,792)		174,786,548
OTHER ASSETS LESS LIABILITIES–(0.08)%		(147,698)
NET ASSETS–100.00%		$174,638,850

See accompanying notes which are an integral part of this schedule.
Invesco Endeavor Fund

Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Each unit represents one ordinary share, seventeen Class A shares and one Class C share.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Endeavor Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$155,362,756	$9,589,667	$—	$164,952,423
Money Market Funds	9,834,125	—	—	9,834,125
Total Investments	$165,196,881	$9,589,667	$—	$174,786,548
Invesco Endeavor Fund